Credit Facilities and Notes Payable (Tables)	12 Months Ended
Dec. 31, 2021
Line Of Credit Facility [Line Items]
Schedule of Carrying Values of Company Debt
The carrying value of the Company’s credit facilities, notes payable and other debt consist of the following as of December 31:

($ in thousands)	2021	2020
Credit facilities and notes payable, net
Senior secured credit facilities with financial institutions	$747,514	$49,544
Senior secured credit facility with a related party	81,926	105,397
Senior secured debt - other	33,320	—
Mezzanine secured credit facilities with third - party lenders	87,851	—
Mezzanine secured credit facilities with a related party	82,508	19,251
Notes payable with related parties	—	2,385
Notes payable - other	—	5,309
Debt issuance costs	(6,923)	(208)

Total credit facilities and notes payable, net	1,026,196	181,678

Current portion - credit facilities and notes payable, net
Total credit facilities, other debt and notes payable	861,762	50,143
Total credit facilities and notes payable, net - related party	164,434	126,825

Non-current portion - credit facilities and notes payable, net
Total credit facilities and notes payable	—	4,710

Total credit facilities and notes payable, net	$1,026,196	$181,678

Revolving Credit Facilities
Line Of Credit Facility [Line Items]
Summary of Company Senior Secured Credit Facilities	The following summarizes certain details related to the Company’s senior secured credit facilities (in thousands, except interest rates):

As of December 31, 2021	Borrowing Capacity	Outstanding Amount	Weighted- Average Interest Rate	End of Revolving / Withdrawal Period	Final Maturity Date
Facility with financial institution 1	$400,000	$365,392	2.60%	August 2022	August 2022
Facility with financial institution 2	400,000	375,063	2.60%	September 2023	March 2024
Facility with financial institution 3	500,000	7,059	2.60%	December 2023	December 2024
Facility with a related party	85,000	81,926	4.10%	December 2022	December 2022

Senior secured credit facilities	$1,385,000	$829,440

As of December 31, 2020	Borrowing Capacity	Outstanding Amount	Weighted- Average Interest Rate
Facility with financial institution 1	$200,000	$49,544	3.72%
Facility with a related party	225,000	105,397	5.28%

Senior secured credit facilities	$425,000	$154,941

Mezzanine Revolving Credit Facilities
Line Of Credit Facility [Line Items]
Summary of Company Senior Secured Credit Facilities	The following summarizes certain details related to the Company’s mezzanine secured credit facilities (in thousands, except interest rates):

As of December 31, 2021	Borrowing Capacity	Outstanding Amount	Weighted- Average Interest Rate	End of Revolving / Withdrawal Period	Final Maturity Date
Facility 1 with a related party	$65,000	$58,767	13.00%	August 2022	August 2022
Facility with third-party lender 1	90,000	86,262	9.50%	September 2023	March 2024
Facility with third-party lender 2	112,500	1,588	9.50%	December 2023	December 2024
Facility 2 with a related party	14,000	23,742	13.00%	December 2022	December 2022

Mezzanine secured credit facilities	$281,500	$170,359

As of December 31, 2020	Borrowing Capacity	Outstanding Amount	Weighted- Average Interest Rate
Facility 1 with a related party	$25,000	$6,195	13.00%
Facility 2 with a related party	43,450	13,056	13.34%

Mezzanine secured credit facilities	$68,450	$19,251